CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (195,928)	$ (166)	$ (110)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of continuing operations:
Depreciation and amortization	787	5	3
Impairment of goodwill	143,655
Loss from the disposal of property and equipment	8
Fair value change of warrants	(1,995)
Share-based compensation	41,589
Foreign currency exchange loss (gain)	432	(86)	32
Impairment of other non-current assets	4,216	0	0
Provision for dealership settlement	11,142
Interest expense from Convertible note	22
Changes in operating assets and liabilities:
Inventories	(404)		44
Prepayment for vehicle purchase and other current assets	(6,121)	(437)	1,209
Amount due from related parties	326	(509)	56
Accounts payable	(111)
Advances from customers	(318)	326	(369)
Accrued expenses and other current liabilities	1,287	1	(22)
Short-term lease liabilities	(31)
Amount due to related parties	25	(269)	(552)
Income tax payable	(684)		(33)
Other non-current assets			(98)
Net cash provided by (used in) operating activities	(2,103)	(1,135)	160
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(32)	(290)
Cash acquired on reverse acquisition	4,299
Net cash (used in) provided by investing activities	4,267	(290)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from repayment of loan			405
Repayments of interest-free borrowings to related parties			(4,632)
Proceeds from convertible note	2,000
Capital contribution		8,095	3,909
Capital divestment		(5,963)
Net cash (used in) provided by financing activities	2,000	2,132	(318)
Effect of exchange rate changes on cash and cash equivalents	492	(104)	144
Net changes in cash and cash equivalents	4,656	603	(14)
Cash and cash equivalents at beginning of year	607	4	18
Cash and cash equivalents at end of year	5,263	$ 607	$ 4
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expense paid	23
NON-CASH ACTIVITIES:
Net assets acquired on reverse acquisition (See Note 3)	161,760
Vesting of restricted shares award	1
Obtaining right-of-use assets in exchange for operating lease liabilities	$ 515